FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                    Investment Company Act file number 811-08271

                          FRANKLIN FLOATING RATE TRUST
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
               (Address of principal executive offices) (Zip code)

        MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 7/31

Date of reporting period: 10/31/04

Item 1. Schedule of Investments.


FRANKLIN FLOATING RATE TRUST

QUARTERLY STATEMENT OF INVESTMENTS
OCTOBER 31, 2004

--------------------------------------------------------------------------------

CONTENTS

Statement of Investments ..................................................    3

Notes to Statement of Investments .........................................   19

                                    [LOGO](R)
                            FRANKLIN(R) TEMPLETON(R)
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series


                                          Quarterly Statement of Investments | 1
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

FRANKLIN FLOATING RATE TRUST

STATEMENT OF INVESTMENTS, OCTOBER 31, 2004 (UNAUDITED)

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                                                                                 COUNTRY        PRINCIPAL AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------------------
   Bonds 1.6%
   Broadcasting 1.0%
   Paxson Communications Corp., senior secured note, 144A, 4.35%,
     1/15/10 ...............................................................   United States     $  10,450,000    $    10,567,563
   Comcorp Holdings Inc., PIK, 12.50%, 6/04/10 .............................   United States         2,690,741          2,071,870
                                                                                                                  ---------------
                                                                                                                       12,639,433
                                                                                                                  ---------------
   Financial Conglomerates .2%
   Finova Group Inc., 7.50%, 11/15/09 ......................................   United States         4,686,220          2,155,661
                                                                                                                  ---------------
   Steel .4%
   Ispat Inland ULC, senior secured note, 8.35%, 4/01/10 ...................   United States         5,000,000          5,512,500
                                                                                                                  ---------------
   Wireless Communications
   Cricket Communications Inc., senior secured note, PIK, 13.00%,
     8/16/11 ...............................................................   United States           230,100            252,823
                                                                                                                  ---------------
   Total Bonds (Cost $21,448,458) ..........................................                                           20,560,417
                                                                                                                  ---------------
   Senior Floating Rate Interests 83.0%
   Advertising/Marketing Services .3%
   Adams Outdoor Advertising,
      Second Lien Term Loan, 5.58%, 4/05/12 ................................   United States         1,000,000          1,018,125
      Term Loan, 4.23 - 4.33%, 10/05/11 ....................................   United States         2,992,500          3,034,269
(a)DIMAC Holdings, Term Loan B, 10.00%, 3/31/05 ............................   United States           558,337                 --
                                                                                                                  ---------------
                                                                                                                        4,052,394
                                                                                                                  ---------------
   Aerospace & Defense 2.0%
   Anteon International Corp., Term Loan B, 3.725%, 12/19/10 ...............   United States         2,977,500          3,016,115
   CACI International Inc., Term Loan B, 3.21 - 3.45%, 4/23/11 .............   United States           995,000          1,004,950
   DRS Technologies Inc., Term Loan B, 3.53 - 4.01%, 11/04/10 ..............   United States         1,598,644          1,613,631
   ILC Industries Inc.,
      First Lien Term Loan, 4.90%, 8/04/10 .................................   United States           992,500          1,008,817
      Second Lien Term Loan, 7.65%, 2/05/11 ................................   United States           500,000            504,710
   Standard Aero Holdings Inc., Term Loan B, 4.451 - 4.525%, 8/18/12 .......   United States         1,356,923          1,376,429
   Titan Corp., Term Loan B, 4.61 - 4.69%, 2/23/06 .........................   United States        10,256,023         10,393,844
   TransDigm Inc., Term Loan B, 4.09%, 7/22/10 .............................   United States           992,512          1,006,470
   United Defense Industries Inc., Term Loan B, 3.96 - 3.98%, 8/13/09 ......   United States           772,487            780,116
   Vought Aircraft Industries,
      Term Loan B, 3.50%, 6/30/07 ..........................................   United States           276,496            279,779
      Term Loan C, 3.50%, 6/30/08 ..........................................   United States         2,059,114          2,083,566
      Term Loan X, 5.21%, 12/31/06 .........................................   United States         2,034,329          2,047,410
                                                                                                                  ---------------
                                                                                                                       25,115,837
                                                                                                                  ---------------
   Apparel/Footwear .2%
   St. John Knits Inc., Term Loan B, 5.938%, 7/31/07 .......................   United States         2,124,704          2,141,304
                                                                                                                  ---------------


                                          Quarterly Statement of Investments | 3

FRANKLIN FLOATING RATE TRUST

---------------------------------------------------------------------------------------------------------------------------------
                                                                                 COUNTRY        PRINCIPAL AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------------------
   Senior Floating Rate Interests (cont.)
   Auto Parts: Original Equipment Manufacturer 4.7%
   Dayco Products LLC, Term Loan B, 4.87 - 5.12%, 6/18/11 ..................   United States     $   5,286,750    $     5,372,660
   Exide Technologies,
      USD EURO Borrower, 5.25%, 5/04/10 ....................................   United States         1,000,000          1,002,500
      USD US Borrower, 5.25%, 5/04/10 ......................................   United States         1,000,000          1,002,500
   Federal-Mogul Corp., DIP, Term Loan, 4.938%, 2/06/05 ....................   United States           959,540            962,007
   GenCorp Inc., Term Loan B, 5.875%, 3/28/07 ..............................   United States         8,345,965          8,391,175
   Grand Vehicle Works, Term Loan B, 4.92 - 5.08%, 7/23/10 .................   United States         1,246,875          1,237,523
   Hayes Lemmerz, Term Loan, 5.33 - 6.00%, 6/03/09 .........................   United States         8,567,500          8,724,457
   Hilite International Inc., Term Loan B, 6.21 - 6.56%, 3/31/09 ...........   United States           810,650            814,704
   Key Plastics and Key Safety,
      First Lien Term Loan, 4.78 - 4.84%, 7/31/10 ..........................   United States         2,493,750          2,524,144
      Term Loan C, 7.53 - 7.71%, 7/31/11 ...................................   United States         2,000,000          2,003,750
   Metaldyne Corp., Term Loan D, 6.313%, 12/31/09 ..........................   United States         1,302,784          1,299,798
   Plastech Engineered Products Inc., First Lien Term Loan, 4.73%,
     3/11/10 ...............................................................   United States         1,468,966          1,493,754
   Progressive Moulded Products, Term Loan B, 4.52 - 4.844%, 8/13/11 .......      Canada             1,000,000          1,003,438
   Tenneco Automotive Inc.,
      L/C Term Loan, 4.88%, 12/12/10 .......................................   United States         4,655,172          4,744,398
      Term Loan B, 4.84%, 12/12/10 .........................................   United States        10,267,241         10,459,752
   TRW Automotive Inc.,
      Term Loan A1, 3.625%, 2/28/09 ........................................   United States         2,987,989          3,027,580
      Term Loan D1, 4.125%, 2/28/11 ........................................   United States         4,792,337          4,872,709
      Term Loan E, 5.25%, 10/31/10 .........................................   United States         2,000,000          2,000,000
                                                                                                                  ---------------
                                                                                                                       60,936,849
                                                                                                                  ---------------
   Automotive Aftermarket .3%
   Keystone Automotive Operations Inc., Term Loan, 4.25 - 4.438%,
     10/30/09 ..............................................................   United States         2,336,956          2,367,264
   United Components Inc., Term Loan C, 4.00%, 6/30/10 .....................   United States           856,667            869,320
                                                                                                                  ---------------
                                                                                                                        3,236,584
                                                                                                                  ---------------
   Beverages: Alcoholic .2%
   Constellation Brands Inc., Term Loan B, 3.50%, 11/30/08 .................   United States         1,000,000          1,005,982
   Southern Wine & Spirits of America Inc., Term Loan B, 4.23%,
     6/21/08 ...............................................................   United States           989,910          1,003,057
                                                                                                                  ---------------
                                                                                                                        2,009,039
                                                                                                                  ---------------
   Beverages: Non-Alcoholic .4%
   Dr. Pepper Bottling Co. of Texas, Term Loan, 4.16 - 4.47%, 12/18/10 .....   United States         3,186,079          3,232,277
   Sunny Delight Beverages Co., First Lien Term Loan, 5.98%, 8/23/10 .......   United States         2,000,000          2,005,000
                                                                                                                  ---------------
                                                                                                                        5,237,277
                                                                                                                  ---------------
   Broadcasting 1.7%
   Cumulus Media Inc., Term Loan E, 3.625%, 3/28/10 ........................   United States         1,396,500          1,419,193
   Emmis Operating Co., Term Loan B, 3.59%, 11/10/11 .......................   United States         8,250,000          8,338,687
   Entravision Communications Corp.,
      Multi-Draw Term Loan, 3.65%, 2/23/12 .................................   United States         1,500,000          1,517,344
      Term Loan B, 3.65%, 2/23/12 ..........................................   United States         3,000,000          3,034,689


4 | Quarterly Statement of Investments

FRANKLIN FLOATING RATE TRUST

---------------------------------------------------------------------------------------------------------------------------------
                                                                                 COUNTRY        PRINCIPAL AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------------------
   Senior Floating Rate Interests (cont.)
   Broadcasting (cont.)
   Gray Television, Term Loan C, 3.45 - 3.76%, 12/31/10 ....................   United States     $   1,750,000    $     1,770,563
   Mission Broadcasting Inc., Term Loan D, 3.73%, 12/31/10 .................   United States           645,192            645,998
   NEP Supershooters LP, First Lien Term Loan, 5.70%, 2/03/11 ..............   United States         1,500,000          1,516,875
   Nexstar Finance LLC, Term Loan D, 3.35%, 12/31/10 .......................   United States           352,309            353,409
   Sinclair Broadcasting,
      Term Loan A, 3.71%, 6/30/09 ..........................................   United States         1,500,000          1,510,313
      Term Loan C, 3.71%, 12/31/09 .........................................   United States         1,500,000          1,516,250
                                                                                                                  ---------------
                                                                                                                       21,623,321
                                                                                                                  ---------------
   Building Products 1.6%
   Atrium Cos. Inc., Term Loan, 4.70 - 4.82%, 11/30/08 .....................   United States           997,488          1,014,113
   Builders FirstSource Inc., Term Loan, 5.04%, 3/17/10 ....................   United States         1,661,650          1,676,190
   Building Materials Holding Corp., Term Loan B, 4.75%, 8/13/10 ...........   United States           987,500            993,055
   Headwaters Inc., Term Loan B, 5.33 - 7.00%, 4/30/11 .....................   United States         4,812,500          4,870,649
   Masonite International Corp.,
      Term Loan C, 4.563%, 8/31/08 .........................................   United States         2,833,546          2,870,294
      Term Loan C2, 4.063%, 8/31/08 ........................................   United States           994,997          1,012,099
   NCI Building Systems, Term Loan B, 3.82 - 3.84%, 6/07/10 ................   United States         2,750,000          2,785,236
   Norcraft Cos. LP, Term Loan, 4.96%, 10/21/09 ............................   United States           677,778            682,156
   Nortek Inc., Term Loan, 4.62 - 6.25%, 8/25/11 ...........................   United States         4,000,000          4,063,332
   Ply Gem Industries Inc., Incremental Term Loan, 4.59%, 2/12/11 ..........   United States         1,000,000          1,009,688
                                                                                                                  ---------------
                                                                                                                       20,976,812
                                                                                                                  ---------------
   Cable/Satellite Television 8.1%
   Bresnan Broadband Holdings LLC,
      Term Loan A, 5.73 - 6.01%, 3/31/10 ...................................   United States         1,250,000          1,265,625
      Term Loan B, 5.31 - 5.48%, 9/30/10 ...................................   United States         1,000,000          1,014,063
   Century Cable (Adelphia),
      Discretionary Term Loan, 6.75%, 12/31/09 .............................   United States         3,000,000          2,957,187
      Term Loan, 6.75%, 12/31/09 ...........................................   United States         1,000,000            989,286
   Charter Communications Operating LLC, Term Loan B, 5.29 - 5.38%,
     4/23/11 ...............................................................   United States         9,476,250          9,414,749
   DirecTV Holdings LLC, Term Loan, 3.95 - 4.07%, 3/06/10 ..................   United States         9,085,102          9,213,202
   Grapeclose Ltd. (Inmarsat),
      Term Loan B, 4.829 - 4.889%, 10/10/10 ................................   United Kingdom        5,750,000          5,783,425
      Term Loan C, 5.329 - 5.389%, 10/10/11 ................................   United Kingdom        5,750,000          5,801,750
   Insight Midwest,
      Additional Term Loan, 4.75%, 12/31/09 ................................   United States         3,970,000          4,033,135
      Term Loan B, 4.563%, 12/31/09 ........................................   United States         2,977,500          3,024,851
   MCC Iowa (Broadband), Term Loan B1, 4.17 - 4.48%, 9/12/10 ...............   United States         2,992,500          3,024,295
   Mediacom LLC Group, Term Loan B, 4.16 - 4.47%, 4/01/13 ..................   United States         5,000,000          5,040,180
(b)NTL Investment Holdings, Term Loan B, 5.204%, 5/31/12 ...................   United Kingdom       12,500,000         12,632,813
   Olympus Cable Holdings (Adelphia), Term Loan B, 6.75%, 9/30/10 ..........   United States         2,000,000          1,974,218
   Panamsat Corp., Term Loan B, 4.66%, 8/01/11 .............................   United States         6,000,000          6,040,566
   UCA-HHC (Adelphia), Term Loan, 6.00%, 3/31/08 ...........................   United States        20,935,000         20,579,105
   UPC Distribution Holdings B.V., Term Loan C2, 7.325 - 7.3813%,
     3/31/09 ...............................................................   United States        11,442,500         11,657,047
                                                                                                                  ---------------
                                                                                                                      104,445,497
                                                                                                                  ---------------


                                          Quarterly Statement of Investments | 5

FRANKLIN FLOATING RATE TRUST

---------------------------------------------------------------------------------------------------------------------------------
                                                                                 COUNTRY        PRINCIPAL AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------------------
   Senior Floating Rate Interests (cont.)
   Casinos/Gaming 2.7%
   Alliance Gaming Corp., Term Loan B, 3.538%, 8/22/09 .....................   United States     $   1,814,326    $     1,837,567
   Ameristar Casinos Inc., Term Loan B1, 4.00%, 12/20/06 ...................   United States         2,862,465          2,898,246
   Boyd Gaming, Term Loan B, 3.69 - 3.92%, 5/14/11 .........................   United States         1,995,000          2,022,182
   Global Cash Access LLC, Term Loan, 4.71%, 3/10/10 .......................   United States           975,000            992,672
   Greektown Casinos, Term Loan D, 5.19 - 5.34%, 12/31/05 ..................   United States         4,368,430          4,417,575
   Green Valley Ranch Gaming LLC, Term Loan B, 4.725%, 12/05/10 ............   United States           992,500          1,007,387
   Isle of Capri, Term Loan B, 3.98 - 4.225%, 4/25/08 ......................   United States           825,000            835,312
   Isle of Capri Black Hawk LLC, Term Loan C, 4.68 - 5.06%, 12/31/07 .......   United States           987,419          1,000,868
   Marina District Finance Co. Inc., Term Loan B, 3.93%, 10/14/11 ..........   United States         2,800,000          2,821,582
   Penn National Gaming Inc., Term Loan D, 4.48%, 3/03/09 ..................   United States         1,935,892          1,966,325
   Scientific Games Corp., Term Loan C, 4.50%, 12/31/09 ....................   United States         6,255,704          6,349,539
   Venetian Casino Resorts, Term Loan B, 4.29%, 8/01/11 ....................   United States         8,377,273          8,532,604
                                                                                                                  ---------------
                                                                                                                       34,681,859
                                                                                                                  ---------------

   Catalog/Specialty Distribution .1%
   Affinity Group Inc.,
      Term Loan B1, 5.975 - 6.02%, 6/23/09 .................................   United States           230,408            233,096
      Term Loan B2, 5.975%, 6/23/09 ........................................   United States           576,020            582,741
   Oriental Trading Co. Inc., Term Loan B, 4.75%, 7/29/10 ..................   United States           927,058            941,543
                                                                                                                  ---------------
                                                                                                                        1,757,380
                                                                                                                  ---------------
   Chemicals: Major Diversified 1.7%
   Celanese, Term Loan, 4.48 - 4.53%, 4/06/11 ..............................    Luxembourg           4,000,000          4,075,000
   Huntsman International LLC, Term Loan B, 5.188%, 12/31/10 ...............   United States         8,000,000          8,142,000
   Huntsman LLC, Term Loan B, 5.44%, 3/31/10 ...............................   United States         1,200,000          1,218,625
(b)Invista Canada Co., Term Loan B2, 4.75%, 4/29/11 ........................      Canada             2,447,059          2,490,519
(b)Invista SARL, Term Loan B1, 4.75%, 4/29/11 ..............................    Luxembourg           5,552,941          5,660,529
                                                                                                                  ---------------
                                                                                                                       21,586,673
                                                                                                                  ---------------
   Chemicals: Specialty 1.5%
   Brenntag, Term Loan B2, 4.922%, 2/27/12 .................................   United States         1,500,000          1,526,250
   Ineos Group Ltd., Term Loan C, 5.476 - 5.671%, 6/30/09 ..................   United States         2,154,834          2,188,503
   Nalco Co., Term Loan B, 4.42 - 4.43%, 11/04/10 ..........................   United States         8,659,533          8,821,224
   Rockwood Specialties Group Inc., Term Loan B, 4.63%, 7/30/11 ............   United States         5,300,000          5,360,038
   Sovereign Specialty Chemicals Inc., Term Loan B, 6.341%, 12/31/07 .......   United States           982,500            978,816
   Westlake Chemical Corp., Term Loan B, 4.27 - 7.50%, 7/31/10 .............   United States           754,167            764,065
                                                                                                                  ---------------
                                                                                                                       19,638,896
                                                                                                                  ---------------
   Coal .3%
   CONSOL Energy Inc., Term Loan B, 4.34%, 6/08/10 .........................   United States         1,000,000          1,020,938
   Foundation Coal, Term Loan B, 4.04%, 7/30/11 ............................   United States         2,650,000          2,683,125
                                                                                                                  ---------------
                                                                                                                        3,704,063
                                                                                                                  ---------------
   Commercial Printing/Forms .1%
   American Reprographics, Term Loan B, 4.84%, 6/17/09 .....................   United States           992,500          1,010,489
                                                                                                                  ---------------
   Construction Materials .2%
   St. Marys Cement Inc., Term Loan B, 3.975%, 11/24/09 ....................      Canada             2,977,500          3,008,207
                                                                                                                  ---------------


6 | Quarterly Statement of Investments

FRANKLIN FLOATING RATE TRUST

---------------------------------------------------------------------------------------------------------------------------------
                                                                                 COUNTRY        PRINCIPAL AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------------------
   Senior Floating Rate Interests (cont.)
   Consumer Sundries .7%
   Central Garden & Pet Co., Term Loan, 4.21%, 5/14/09 .....................   United States     $   1,975,000    $     1,998,453
   NBTY Inc., Term Loan C, 3.75%, 7/22/09 ..................................   United States           691,248            698,541
   Rayovac Corp., Term Loan C, 4.213 - 4.56%, 10/01/09 .....................   United States         2,164,637          2,182,950
   United Industries Corp.,
      Second Lien Term Loan, 6.48%, 10/31/11 ...............................   United States         1,147,125          1,167,917
      Term Loan B, 4.48 - 4.63%, 4/30/11 ...................................   United States         2,988,261          3,038,687
                                                                                                                  ---------------
                                                                                                                        9,086,548
                                                                                                                  ---------------
   Containers/Packaging 1.4%
   ACI Operations Property Ltd., Term Loan A, 4.48%, 4/01/07 ...............     Australia             754,857            766,966
   Berry Plastics Corp., Term Loan C, 3.71%, 7/22/10 .......................   United States         1,418,261          1,438,649
   Graham Packaging Co.,
      First Lien Term Loan, 4.375 - 6.25%, 9/01/11 .........................   United States         8,000,000          8,122,504
      Second Lien Term Loan, 6.125%, 3/01/12 ...............................   United States           374,302            383,581
   Graphic Packaging International Corp., Term Loan C, 4.46 - 4.63%,
     8/08/10 ...............................................................   United States         3,928,478          4,004,690
   Greif Brothers, Term Loan B, 3.88%, 8/15/09 .............................   United States           214,225            216,581
   Kerr Group Inc., Term Loan B, 5.48 - 7.00%, 8/11/10 .....................   United States         1,742,837          1,761,355
   Owens-Brockway Glass Container Inc., Term Loan B, 4.64%, 4/01/08 ........   United States         1,785,714          1,817,336
                                                                                                                  ---------------
                                                                                                                       18,511,662
                                                                                                                  ---------------
   Data Processing Services .3%
   InfoUSA Inc.,
      Term Loan A, 4.17%, 3/25/08 ..........................................   United States           916,667            927,639
      Term Loan B, 6.411%, 6/04/10 .........................................   United States         2,992,500          3,028,320
                                                                                                                  ---------------
                                                                                                                        3,955,959
                                                                                                                  ---------------
   Drug Store Chains 1.4%
   Duane Reade Inc., Term Loan, 5.21%, 7/30/10 .............................   United States         1,000,000          1,012,875
   General Nutrition Centers Inc., Term Loan, 4.94%, 12/04/09 ..............   United States           992,500          1,003,666
   Jean Coutu Group, Term Loan B, 4.25 - 4.438%, 7/28/11 ...................   United States         9,500,000          9,658,156
   Rite Aid Corp., Term Loan, 3.59 - 3.68%, 8/23/09 ........................   United States         6,000,000          6,067,500
                                                                                                                  ---------------
                                                                                                                       17,742,197
                                                                                                                  ---------------
   Electric Utilities 4.1%
   AES Corp., Term Loan B, 4.00 - 6.00%, 4/30/08 ...........................   United States         1,857,143          1,888,482
   Calpine Corp., Second Lien Term Loan, 7.82%, 7/15/07 ....................   United States        10,852,575          9,141,037
   Calpine Generating Co., First Priority Term Loan, 5.59%, 3/22/09 ........   United States         2,500,000          2,515,312
   Centerpoint Energy Inc., Term Loan B, 5.34%, 10/07/06 ...................   United States        15,827,027         15,906,162
   Cogentrix Delaware Holdings Inc., Term Loan, 4.21%, 2/19/09 .............   United States         3,980,000          4,052,965
   Coleto Creek WLE LP,
      Term Loan B, 4.225%, 7/31/11 .........................................   United States         1,745,625          1,780,174
      Term Loan C, 5.63%, 7/31/12 ..........................................   United States         1,000,000          1,016,667
   Dynegy Holdings Inc., Term Loan B, 5.84%, 5/27/10 .......................   United States         4,987,500          5,098,163
   Midwest Generation, Term Loan, 4.38 - 5.47%, 4/27/11 ....................   United States         1,906,261          1,937,436
   NRG Energy, Term Loan B, 1.875 - 5.93%, 6/23/10 .........................   United States           576,064            594,930
   Pike Electric Inc., Term Loan B, 4.125%, 7/02/12 ........................   United States         3,227,058          3,286,895
   Quanta Services Inc., Term Loan B, 1.84 - 4.89%, 12/15/08 ...............   United States         3,000,000          3,030,000


                                          Quarterly Statement of Investments | 7

FRANKLIN FLOATING RATE TRUST

---------------------------------------------------------------------------------------------------------------------------------
                                                                                 COUNTRY        PRINCIPAL AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------------------
   Senior Floating Rate Interests (cont.)
   Electric Utilities (cont.)
   Teton Power Funding LLC, Term Loan B, 5.16%, 2/20/11 ....................   United States     $     848,782    $       862,575
   TNP Enterprises, Term Loan, 6.983%, 12/31/06 ............................   United States           987,500          1,006,016
                                                                                                                  ---------------
                                                                                                                       52,116,814
                                                                                                                  ---------------
   Electrical Products .1%
   Enersys Capital Inc., Term Loan D, 3.62 - 3.921%, 3/17/11 ...............   United States         1,446,375          1,456,051
                                                                                                                  ---------------
   Electronic Components .2%
   Seagate Technology HDD Holdings, Term Loan B, 3.938%, 5/13/07 ...........   Cayman Islands        2,100,042          2,132,330
   Seagate Technology (US) Holdings, Term Loan B, 3.938%, 5/13/07 ..........   United States           839,958            852,872
                                                                                                                  ---------------
                                                                                                                        2,985,202
                                                                                                                  ---------------
   Electronics/Appliances .6%
(b)Alliance Laundry Systems LLC, Term Loan, 5.025%, 7/31/09 ................   United States         2,900,000          2,927,188
   Directed Electronics Inc., Term Loan, 6.14 - 6.38%, 6/15/10 .............   United States         2,743,125          2,765,413
   Juno Lighting Inc., First Lien Term Loan, 4.34 - 6.25%, 10/21/10 ........   United States         2,219,697          2,251,605
                                                                                                                  ---------------
                                                                                                                        7,944,206
                                                                                                                  ---------------
   Engineering & Construction 1.0%
   Brand Services Inc., Term Loan B, 5.09 - 5.21%, 10/16/09 ................   United States           791,359            798,283
   URS Corp., Term Loan B, 3.941%, 8/22/08 .................................   United States         2,802,259          2,818,899
   Washington Group, Synthetic Term Loan, 1.86%, 10/01/07 ..................   United States         9,700,000          9,712,610
                                                                                                                  ---------------
                                                                                                                       13,329,792
                                                                                                                  ---------------
   Environmental Services 1.6%
   Allied Waste North America Inc.,
      L/C Term Loan, 4.119%, 1/15/10 .......................................   United States         2,121,429          2,146,290
      Term Loan B, 4.42 - 4.63%, 1/15/10 ...................................   United States        10,061,917         10,178,012
      Term Loan C, 4.63 - 4.67%, 1/15/10 ...................................   United States           983,951            994,559
   Duratek Inc., Term Loan B, 5.938 - 6.125%, 12/16/09 .....................   United States         1,565,217          1,565,217
   EnviroSolutions Inc.,
      Delay Draw, 6.35%, 3/01/09 ...........................................   United States           864,545            864,545
      Term Loan B, 6.35%, 3/01/09 ..........................................   United States         1,317,273          1,317,274
   IESI Corp., Term Loan, 5.07 - 5.09%, 10/10/10 ...........................   United States           990,000          1,005,469
   Waste Connections Inc., Term Loan, 3.37 - 3.66%, 10/22/10 ...............   United States         2,970,000          3,006,198
                                                                                                                  ---------------
                                                                                                                       21,077,564
                                                                                                                  ---------------
   Finance/Rental/Leasing .5%
   United Rentals (North America) Inc.,
      L/C Term Loan, 4.03 - 4.21%, 2/11/11 .................................   United States         1,053,333          1,064,306
      Term Loan B, 3.611%, 2/11/11 .........................................   United States         5,306,667          5,373,663
                                                                                                                  ---------------
                                                                                                                        6,437,969
                                                                                                                  ---------------
   Food Distributors .2%
   Doane Pet Care Co.,
      Term Loan B, 6.86%, 12/31/05 .........................................   United States           158,310            159,299
      Term Loan C, 7.23%, 12/31/06 .........................................   United States            81,043             81,583


8 | Quarterly Statement of Investments

FRANKLIN FLOATING RATE TRUST

---------------------------------------------------------------------------------------------------------------------------------
                                                                                 COUNTRY        PRINCIPAL AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------------------
   Senior Floating Rate Interests (cont.)
   Food Distributors (cont.)
   OSI Group LLC,
      Dutch Term Loan, 4.27%, 9/02/11 ......................................   United States     $     750,000    $       759,844
      German Term Loan, 4.27%, 9/02/11 .....................................   United States           600,000            607,875
      U.S. Term Loan, 4.27%, 9/02/11 .......................................   United States         1,350,000          1,368,985
                                                                                                                  ---------------
                                                                                                                        2,977,586
                                                                                                                  ---------------
   Food: Major Diversified 1.9%
   Birds Eye Foods Inc. (Agrilink Foods), Term Loan B, 4.71%, 8/08/08 ......   United States         7,452,119          7,554,585
   Del Monte Corp., Term Loan B, 4.38%, 12/20/10 ...........................   United States           635,972            647,996
   Dole Food Co. Inc., Term Loan D, 4.00 - 4.375%, 3/28/08 .................   United States         1,366,269          1,390,015
   Luiginos Inc., Term Loan, 4.813 - 5.00%, 4/02/11 ........................   United States         4,477,500          4,519,476
   Pinnacle Foods Holding Corp., Term Loan B, 4.20 - 4.26%, 11/25/10 .......   United States         9,950,000         10,049,500
                                                                                                                  ---------------
                                                                                                                       24,161,572
                                                                                                                  ---------------
   Food: Meat/Fish/Dairy .5%
   American Seafoods, Term Loan B, 4.25 - 4.438%, 4/15/09 ..................   United States         1,270,899          1,279,240
   Keystone Foods Intermediate LLC, Term Loan, 4.25 - 4.438%, 6/15/11 ......   United States           983,214            994,275
   Land O'Lakes Inc., Term Loan B, 5.71%, 10/11/08 .........................   United States           695,661            707,980
   Michael Foods Inc., Term Loan B, 3.84 - 4.214%, 11/21/10 ................   United States         1,985,000          2,014,156
   Pierre Foods Inc., Term Loan B, 4.30 - 4.48%, 6/29/10 ...................   United States           997,500          1,006,228
                                                                                                                  ---------------
                                                                                                                        6,001,879
                                                                                                                  ---------------
   Food: Specialty/Candy 1.1%
   Atkins Nutritionals Inc., First Lien Term Loan, 5.23%, 11/21/09 .........   United States         1,895,000          1,565,270
   Leiner Health Products Inc., Term Loan B, 4.89%, 6/09/11 ................   United States         1,995,000          2,024,925
   Meow Mix,
      First Lien Term Loan, 6.12 - 6.20%, 8/21/09 ..........................   United States         3,764,718          3,689,424
      Second Lien Term Loan, 8.84%, 8/21/09 ................................   United States         1,000,000            945,000
   Nellson Neutraceuticals Inc.,
      First Lien Term Loan, 4.98%, 10/04/09 ................................   United States         2,266,913          2,249,911
      Second Lien Term Loan, 7.48%, 4/04/10 ................................   United States         1,000,000            960,000
   Otis Spunkmeyer Inc., Term Loan B, 5.625%, 6/21/11 ......................   United States         1,995,000          2,019,937
   Reddy Ice Group Inc., Term Loan, 4.46%, 8/15/09 .........................   United States           990,000          1,002,169
                                                                                                                  ---------------
                                                                                                                       14,456,636
                                                                                                                  ---------------
   Forest Products .2%
   Roseburg Forest Products (RLC Industries), Term Loan B, 3.96%,
     2/20/10 ...............................................................   United States         2,124,107          2,137,383
                                                                                                                  ---------------
   Home Furnishings 1.3%
   Knoll Inc., Term Loan, 4.84%, 10/01/11 ..................................   United States         4,000,000          4,051,200
   National Bedding Co., Term Loan B, 3.84 - 3.93%, 8/21/08 ................   United States         4,674,513          4,730,023
   Sealy Mattress Co., Term Loan C, 4.29 - 4.34%, 4/02/12 ..................   United States         1,958,007          1,986,153
   Simmons Holdings Inc., Term Loan B, 3.875 - 4.75%, 12/02/11 .............   United States         3,427,407          3,465,966
   Springs Industries Inc., Term Loan B, 6.00%, 9/05/08 ....................   United States         1,957,021          1,970,170
                                                                                                                  ---------------
                                                                                                                       16,203,512
                                                                                                                  ---------------
   Home Improvement Chains .2%
   Harbor Freight Tools USA Inc., Term Loan B, 4.461 - 4.639%, 7/15/10 .....   United States         2,000,000          2,020,626
                                                                                                                  ---------------


                                          Quarterly Statement of Investments | 9

FRANKLIN FLOATING RATE TRUST

---------------------------------------------------------------------------------------------------------------------------------
                                                                                 COUNTRY        PRINCIPAL AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------------------
   Senior Floating Rate Interests (cont.)
   Homebuilding .6%
   Lake Las Vegas Resort Lenders, Term Loan B, 4.516%, 11/01/09 ............   United States     $   1,000,000    $     1,000,000
   LandSource Communities Development LLC, Term Loan B, 4.50%,
     3/31/10 ...............................................................   United States         6,000,000          6,101,250
                                                                                                                  ---------------
                                                                                                                        7,101,250
                                                                                                                  ---------------
   Hospital/Nursing Management 2.1%
   Ardent Health Services LLC, Term Loan B, 5.75%, 8/12/11 .................   United States         4,500,000          4,504,221
   Beverly Enterprises Inc., Term Loan B, 4.43 - 4.73%, 10/22/08 ...........   United States         1,980,000          2,011,349
   Community Health Systems Inc., Term Loan B, 3.54%, 8/19/11 ..............   United States         2,000,000          2,008,572
   Iasis Healthcare LLC, Term Loan B, 4.225 - 4.25%, 6/22/11 ...............   United States         9,226,875          9,363,359
   MedCath Corp., Term Loan B, 5.06 - 6.50%, 7/02/11 .......................   United States         2,493,750          2,530,378
   National Mentor Inc., Term Loan B, 7.00%, 11/01/11 ......................   United States         1,200,000          1,200,000
   Triad Hospitals Inc., Term Loan B, 4.21%, 9/30/08 .......................   United States           740,268            751,557
   Vanguard Health Holding Co. II LLC, Term Loan B, 4.21 - 5.31%,
     9/23/11 ...............................................................   United States         4,750,000          4,834,612
                                                                                                                  ---------------
                                                                                                                       27,204,048
                                                                                                                  ---------------
   Hotel/Resorts/Cruiselines .1%
   Wyndham International Inc., Term Loan B, 6.625%, 6/30/06 ................   United States         1,877,781          1,882,476
                                                                                                                  ---------------
   Household/Personal Care .3%
   Prestige Brands Inc., Term Loan B, 4.86%, 6/24/11 .......................   United States         3,482,500          3,518,049
                                                                                                                  ---------------
   Industrial Conglomerates 1.2%
   Invensys (BTR Dunlop),
      Bonding Facility, 4.821%, 3/05/09 ....................................   United States         2,000,000          2,021,250
      Term Loan B, 4.611%, 9/05/09 .........................................   United States         1,235,723          1,253,487
   Roper Industries Inc., Term Loan, 3.59 - 4.12%, 12/19/08 ................   United States         2,887,500          2,897,427
   SPX Corp., Term Loan B, 3.938%, 9/30/09 .................................   United States         3,243,241          3,281,754
   TriMas Corp., Term Loan B, 5.50 - 5.625%, 12/06/09 ......................   United States         5,727,117          5,784,388
                                                                                                                  ---------------
                                                                                                                       15,238,306
   Industrial Machinery 1.6%
   Colfax Corp.,
      Term Loan B, 4.875%, 5/30/09 .........................................   United States         2,985,414          3,000,341
      Term Loan C, 8.25%, 5/30/10 ..........................................   United States         1,000,000          1,012,500
   Dresser Inc., Unsecured Term Loan, 5.19%, 3/01/10 .......................   United States         1,500,000          1,515,937
   Dresser-Rand Group Inc., Term Loan B, 4.068%, 10/26/11 ..................   United States         2,500,000          2,539,845
   Flowserve Corp., Term Loan C, 4.563 - 4.75%, 6/30/09 ....................   United States           908,262            923,305
   Gleason Corp., Term Loan, 4.52 - 4.70125%, 7/20/11 ......................   United States         4,000,000          4,050,000
   Itron Inc., Term Loan B, 4.25%, 11/24/10 ................................   United States         1,724,730          1,742,336
   Rexnord Corp., Term Loan, 5.01 - 6.50%, 11/25/09 ........................   United States         1,755,556          1,773,111
   Sensus Metering Systems Inc., Term Loan, 4.391 - 4.421%, 12/16/10 .......   United States         3,940,000          3,978,581
                                                                                                                  ---------------
                                                                                                                       20,535,956
                                                                                                                  ---------------


10 | Quarterly Statement of Investments

FRANKLIN FLOATING RATE TRUST

---------------------------------------------------------------------------------------------------------------------------------
                                                                                 COUNTRY        PRINCIPAL AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------------------
   Senior Floating Rate Interests (cont.)
   Industrial Specialties .6%
   Ionics Inc., Term Loan B, 4.73%, 2/01/11 ................................   United States     $   5,237,028    $     5,304,130
   Polypore, Term Loan B, 4.21%, 11/13/11 ..................................   United States         2,244,375          2,273,833
                                                                                                                  ---------------
                                                                                                                        7,577,963
                                                                                                                  ---------------
   Information Technology Services 1.3%
   Relizon Co.,
    (b)Incremental Term Loan, 5.02%, 2/20/11 ...............................   United States           350,807            350,807
       Term Loan B, 4.73%, 2/20/11 .........................................   United States         2,268,422          2,284,017
   Transfirst Holdings, Term Loan B, 5.70%, 3/31/10 ........................   United States         4,987,500          5,031,141
   Verifone Inc., Term Loan B, 4.63%, 6/30/11 ..............................   United States           997,500          1,013,086
   Worldspan, Term Loan, 5.813 - 7.50%, 6/30/07 ............................   United States           935,801            940,774
   Xerox Corp., Term Loan, 3.73%, 9/30/08 ..................................   United States         7,500,000          7,557,810
                                                                                                                  ---------------
                                                                                                                       17,177,635
                                                                                                                  ---------------
   Insurance Brokers/Services .3%
   Alliant Resources Group Inc., Term Loan B, 5.475 - 5.67%, 8/31/11 .......   United States         3,740,625          3,792,059
                                                                                                                  ---------------
   Investment Banks/Brokers .4%
   Refco Group Ltd. LLC, Term Loan B, 4.66%, 7/28/11 .......................   United States         5,000,000          5,014,585
                                                                                                                  ---------------
   Life/Health Insurance .8%
   Conseco Inc., Term Loan, 5.41%, 6/22/10 .................................   United States         9,975,000         10,184,894
                                                                                                                  ---------------
   Major Telecommunications .8%
   Alec Holdings, Term Loan B, 5.25%, 8/20/10 ..............................   United States         4,962,500          5,013,157
   Consolidated Communications Inc., Term Loan B, 4.48 - 4.725%,
     10/14/11 ..............................................................   United States         2,491,667          2,516,583
(a)E.Spire Communications, Term Loan C, 8.75%, 8/01/06 .....................   United States        16,877,867                 --
   Qwest Corp., Term Loan A, 6.50%, 6/30/07 ................................   United States         3,000,000          3,122,946
(a)WCI Capital Corp., Term Loan B, 10.25%, 3/31/07 .........................   United States        30,500,000                 --
(a)Winstar Communications Inc., DIP, 7.75%, 2/20/49 ........................   United States         3,926,973                393
                                                                                                                  ---------------
                                                                                                                       10,653,079
                                                                                                                  ---------------
   Managed Health Care .3%
   Multiplan Inc., Term Loan, 4.73%, 3/04/09 ...............................   United States         2,487,500          2,515,484
   Pacificare Health Systems Inc., Term Loan, 4.113 - 4.56%, 6/03/08 .......   United States           987,500            996,553
                                                                                                                  ---------------
                                                                                                                        3,512,037
                                                                                                                  ---------------
   Marine Shipping .2%
   Horizon Lines LLC, Term Loan, 4.73%, 7/07/11 ............................   United States         2,294,250          2,336,310
(b)U.S. Shipping Partners LP, Term Loan, 3.87%, 4/25/09 ....................   United States           480,769            486,178
                                                                                                                  ---------------
                                                                                                                        2,822,488
                                                                                                                  ---------------
   Media Conglomerates .3%
   Canwest Media Inc., Term Loan E, 4.065%, 5/15/09 ........................      Canada             3,765,232          3,810,491
                                                                                                                  ---------------
   Medical Distributors .5%
   VWR International Inc., Term Loan B, 4.58%, 4/07/11 .....................   United States         6,407,334          6,519,462
                                                                                                                  ---------------


                                         Quarterly Statement of Investments | 11

FRANKLIN FLOATING RATE TRUST

---------------------------------------------------------------------------------------------------------------------------------
                                                                                 COUNTRY        PRINCIPAL AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------------------
   Senior Floating Rate Interests (cont.)
   Medical Specialties .5%
   Conmed Corp., Term Loan C, 4.15 - 4.16%, 12/15/09 .......................   United States     $     856,741    $       864,460
   DJ Orthopedics Inc., Term Loan B, 4.25 - 4.563%, 6/03/09 ................   United States           962,500            972,727
   Fisher Scientific International Inc., Term Loan B, 3.46%, 6/30/11 .......   United States         1,995,000          2,014,014
   Medex Inc., Term Loan B, 4.89%, 5/21/09 .................................   United States           987,500          1,000,256
   PerkinElmer Inc., Term Loan B, 3.94%, 12/26/08 ..........................   United States         2,153,333          2,178,232
                                                                                                                  ---------------
                                                                                                                        7,029,689
                                                                                                                  ---------------
   Medical/Nursing Services 2.4%
   Alliance Imaging, Term Loan C, 4.25 - 4.50%, 11/30/08 ...................   United States         1,321,684          1,318,174
   Davita Inc., Term Loan B, 3.74 - 4.17%, 6/30/10 .........................   United States         9,534,765          9,666,612
   Insight Health Services, Term Loan B, 5.475%, 10/17/08 ..................   United States         9,000,000          8,977,500
   MedQuest Inc., Term Loan B, 5.73%, 7/31/09 ..............................   United States           987,500            994,906
   Sheridan Healthcare, Term Loan B, 4.44 - 6.50%, 3/31/10 .................   United States           975,000            984,243
   Team Health Inc., Term Loan B, 5.23%, 3/23/11 ...........................   United States         4,735,693          4,780,090
   US Oncology Inc., Term Loan B, 4.688 - 4.875%, 8/20/11 ..................   United States         3,990,000          4,029,900
                                                                                                                  ---------------
                                                                                                                       30,751,425
                                                                                                                  ---------------
   Miscellaneous Commercial Services 2.1%
   Buhrmann, Term Loan C1, 4.32%, 12/02/10                                     United States         5,260,316          5,323,913
   CCC Information Services Inc., Term Loan B, 4.96%, 8/15/10 ..............   United States         1,628,708          1,640,923
   Corrections Corp. (Prision Realty), Term Loan D, 3.96 - 4.36%, 3/31/08 ..   United States         3,643,659          3,707,423
   DS Waters Enterprises LP, Term Loan, 6.37 - 6.67%, 11/07/09 .............   United States         3,894,808          3,793,543
   Global Imaging Systems, Term Loan B, 3.68 - 3.98%, 5/15/10 ..............   United States           990,019          1,002,394
   JohnsonDiversey Inc., Term Loan B, 4.425%, 5/03/08 ......................   United States         4,221,771          4,296,707
   Language Lines Inc., Term Loan B, 6.16%, 6/11/11 ........................   United States         3,453,947          3,496,500
   Mitchell International Inc., Term Loan B, 4.98%, 7/30/11 ................   United States         1,955,000          1,977,606
   US Investigations Services Inc., Term Loan C, 5.41%, 1/10/09 ............   United States         2,363,783          2,381,512
                                                                                                                  ---------------
                                                                                                                       27,620,521
                                                                                                                  ---------------
   Miscellaneous Manufacturing .6%
   Day International Group Inc., Term Loan D, 5.46 - 5.48%, 1/01/10 ........   United States         1,325,745          1,338,174
   Mueller Group, Term Loan, 4.54 - 4.88%, 4/14/11 .........................   United States         6,047,706          6,096,844
   Norcross Safety Products, Term Loan, 4.92%, 3/20/09 .....................   United States           754,231            760,124
                                                                                                                  ---------------
                                                                                                                        8,195,142
                                                                                                                  ---------------
   Movies/Entertainment 5.4%
   24 Hour Fitness Inc., Term Loan, 5.375%, 7/01/09 ........................   United States         2,977,500          3,007,751
   Brooklyn Basketball LLC (New Jersey), Term Loan B, 5.438%, 8/16/08 ......   United States         2,000,000          2,000,000
   Carmike Cinemas Inc., Term Loan, 5.225%, 2/02/09 ........................   United States         1,588,000          1,643,580
   CH Operating LLC, Term Loan B, 6.50 - 6.563%, 6/21/07 ...................   United States         2,801,724          2,808,729
   Cinemark USA Inc., Term Loan, 4.06 - 4.35%, 4/02/11 .....................   United States           995,000          1,006,194
   Cinram International, Term Loan D, 4.80%, 9/30/09 .......................      Canada             7,139,062          7,235,439
   Detroit Red Wings Inc., Term Loan, 4.725%, 8/30/06 ......................   United States           801,404            803,408
   Hollywood Entertainment, Term Loan, 5.44 - 5.46%, 3/31/08 ...............   United States         1,875,000          1,883,203
   Loews Cineplex Entertainment Corp, Term Loan B, 3.94 - 4.09%,
     7/30/11 ...............................................................   United States         2,000,000          2,027,500
   Metro-Goldwyn-Mayer Studios Inc., Term Loan B, 4.48%, 4/30/11 ...........   United States         8,500,000          8,540,375
   Mets II LLC, Term Loan, 5.16%, 8/23/05 ..................................   United States         3,000,000          3,022,500
   New Jersey Devils LLC, Term Loan, 5.66%, 9/30/06 ........................   United States         1,900,000          1,904,332


12 | Quarterly Statement of Investments

FRANKLIN FLOATING RATE TRUST

---------------------------------------------------------------------------------------------------------------------------------
                                                                                 COUNTRY        PRINCIPAL AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------------------
   Senior Floating Rate Interests (cont.)
   Movies/Entertainment (cont.)
   Rainbow National Services LLC, Term Loan B, 4.50%, 3/31/12 ..............   United States     $   8,500,000    $     8,648,750
   Regal Cinemas Inc., Term Loan B, 4.225%, 11/10/10 .......................   United States        13,506,821         13,689,163
   Six Flags Theme Parks, Term Loan B, 4.19%, 6/30/09 ......................   United States         1,806,358          1,820,471
   Warner Music, Term Loan B, 4.319 - 4.97%, 2/28/11 .......................   United States         6,965,000          7,072,581
   Yankee Holdings, Term Loan, 4.194 - 4.29%, 6/25/07 ......................   United States           785,714            798,482
   Yankee Nets, Term Loan, 4.24 - 4.60%, 6/25/07 ...........................   United States         1,714,286          1,742,143
                                                                                                                  ---------------
                                                                                                                       69,654,601
                                                                                                                  ---------------
   Oil & Gas Pipelines .1%
   Magellan Midstream Holdings LP, Term Loan B, 4.65%, 6/17/08 .............   United States         1,015,532          1,030,765
                                                                                                                  ---------------
   Oil & Gas Production .4%
   Williams Production RMT Co., Term Loan C, 4.37%, 5/30/08 ................   United States         4,937,688          4,992,841
                                                                                                                  ---------------
   Oil Refining/Marketing .7%
   Getty Petroleum Marketing, Term Loan B, 5.23%, 5/18/10 ..................   United States         1,966,667          1,998,625
   La Grange Acquisition LP, Term Loan, 4.96%, 1/08/08 .....................   United States         3,000,000          3,049,689
   Lyondell-Citgo Refining LP, Term Loan, 4.09 - 4.37%, 5/21/07 ............   United States           997,500          1,004,982
   Tesoro Petroleum Corp.,
      L/C Term Loan, 1.87%, 4/30/07 ........................................   United States         2,000,000          2,010,000
      Term Loan, 7.37%, 4/15/08 ............................................   United States           485,000            500,156
                                                                                                                  ---------------
                                                                                                                        8,563,452
                                                                                                                  ---------------
   Other Consumer Services .4%
   Alderwoods Group Inc., Term Loan B1, 4.48 - 4.81%, 8/19/10 ..............   United States         1,341,185          1,356,018
   Coinstar Inc., Term Loan, 4.29%, 7/01/11 ................................   United States         1,995,000          2,028,666
   Weight Watchers,
      Additional Term Loan, 3.39%, 3/31/10 .................................   United States         1,000,000          1,007,500
      Term Loan B, 3.48%, 3/31/10 ..........................................   United States           992,500          1,001,805
                                                                                                                  ---------------
                                                                                                                        5,393,989
                                                                                                                  ---------------
   Other Consumer Specialties 1.8%
   American Safety Razor Co., Term Loan, 5.02%, 4/22/11 ....................   United States         1,492,500          1,514,887
   Home Interiors & Gifts Inc., Term Loan, 6.23 - 6.42%, 4/02/11 ...........   United States         3,937,500          3,802,641
   Jostens Intermediate Holding Corp., Term Loan B, 2.50 - 4.54%,
     10/01/11 ..............................................................   United States         4,055,172          4,121,069
   Sola International Inc., Term Loan, 4.48%, 12/05/09 .....................   United States           975,000            988,406
   Solo Cup Co., Term Loan B, 4.09 - 4.475%, 2/23/11 .......................   United States        11,959,950         12,103,218
                                                                                                                  ---------------
                                                                                                                       22,530,221
                                                                                                                  ---------------
   Other Transportation 1.1%
   Great Lakes Dredge & Dock Corp., Term Loan B, 4.46 - 5.57%,
     12/19/10 ..............................................................   United States           958,541            958,541
   Laidlaw International Inc., Term Loan B, 5.59%, 6/17/09 .................   United States         9,400,000          9,557,158
   TransCore Holdings Inc.,
      Term Loan B, 5.21 - 6.50%, 12/03/07 ..................................   United States         1,874,968          1,877,312
      Term Loan C, 5.21%, 12/03/07 .........................................   United States         1,985,000          1,987,481
                                                                                                                  ---------------
                                                                                                                       14,380,492
                                                                                                                  ---------------


                                         Quarterly Statement of Investments | 13

FRANKLIN FLOATING RATE TRUST

---------------------------------------------------------------------------------------------------------------------------------
                                                                                 COUNTRY        PRINCIPAL AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------------------
   Senior Floating Rate Interests (cont.)
   Personnel Services .1%
   Allied Security Holdings LLC, Term Loan, 6.23%, 8/02/10 .................   United States     $   1,200,000    $     1,215,000
                                                                                                                  ---------------
   Publishing: Books/Magazines 2.4%
   Advanstar Communications, Term Loan B, 6.44%, 10/11/07 ..................   United States           178,063            179,101
   American Media Inc., Term Loan C, 4.75 - 4.813%, 4/01/07 ................   United States           896,326            910,331
   CBD Media LLC, Term Loan D, 4.29%, 12/31/09 .............................   United States           812,500            812,500
   Dex Media West LLC, Term Loan B, 3.93 - 4.21%, 3/09/10 ..................   United States         8,467,591          8,599,897
   F&W Publications Inc., Term Loan B, 5.45%, 12/31/09 .....................   United States         1,830,862          1,852,033
   Primedia Inc., Term Loan B, 4.75%, 6/30/09 ..............................   United States         4,906,204          4,750,432
   Reader's Digest Association, Term Loan B, 3.57%, 5/20/08 ................   United States           310,158            314,374
   R.H. Donnelley Inc., Term Loan B, 4.05 - 4.31%, 6/30/11 .................   United States         7,381,499          7,497,603
   Transwestern Publishing Co., Term Loan B, 3.938 - 5.75%, 2/25/11 ........   United States         3,700,000          3,747,408
   Weekly Reader, Second Lien Term Loan, 6.761%, 3/23/09 ...................   United States         2,500,000          2,495,312
                                                                                                                  ---------------
                                                                                                                       31,158,991
                                                                                                                  ---------------
   Publishing: Newspapers .5%
   Freedom Communications, Term Loan B, 3.75 - 3.79%, 5/17/09 ..............   United States         2,500,000          2,541,875
   Journal Register, Term Loan B, 3.42 - 3.76%, 8/13/12 ....................   United States         3,000,000          3,015,000
   MediaNews Group Inc., Term Loan C, 3.37 - 5.25%, 12/30/10 ...............   United States           924,955            930,541
                                                                                                                  ---------------
                                                                                                                        6,487,416
                                                                                                                  ---------------
   Pulp & Paper 2.0%
   Appleton Papers Inc., Term Loan B, 3.98%, 6/01/10 .......................   United States           897,750            909,196
   Boise Cascade LLC, Term Loan B, 4.25%, 10/01/11 .........................   United States         4,424,658          4,505,545
   Boise Land and Timber Corp., Term Loan C, 4.25%, 10/01/10 ...............   United States         4,075,342          4,112,457
   Intertape Polymer Group Inc., Term Loan B, 4.138%, 8/01/11 ..............   United States         3,800,000          3,868,875
   Koch Cellulose LLC,
      L/C Term Loan, 3.84%, 5/03/11 ........................................   United States           643,132            653,382
      Term Loan B, 4.22%, 5/03/11 ..........................................   United States         2,563,261          2,604,114
   MDCP Acquisitions I (Jefferson Smurfit),
      Term Loan B, 4.795%, 9/12/10 .........................................   Irish Republic        1,000,000          1,003,080
      Term Loan C, 5.295%, 9/12/11 .........................................   Irish Republic        1,000,000          1,003,540
   Smurfit-Stone Container Canada Inc., Term Loan C, 5.75%, 10/28/11 .......      Canada             1,610,594          1,610,594
   Smurfit-Stone Container Enterprises,
      L/C Term Loan, 1.916%, 10/28/10 ......................................   United States           654,975            654,975
      Term Loan B, 5.75%, 10/28/11 .........................................   United States         5,234,431          5,327,672
                                                                                                                  ---------------
                                                                                                                       26,253,430
                                                                                                                  ---------------
   Railroads .1%
   RailAmerica Inc.,
      CAD Term Loan, 3.938%, 9/29/11 .......................................   United States           161,812            164,576
      U.S. Term Loan, 3.938%, 9/29/11 ......................................   United States         1,368,837          1,392,221
                                                                                                                  ---------------
                                                                                                                        1,556,797
                                                                                                                  ---------------


14 | Quarterly Statement of Investments

FRANKLIN FLOATING RATE TRUST

---------------------------------------------------------------------------------------------------------------------------------
                                                                                 COUNTRY        PRINCIPAL AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------------------
   Senior Floating Rate Interests (cont.)
   Real Estate Investment Trusts .6%
   Crescent Real Estate Funding XII,
      Term Loan, 4.09 - 4.12%, 1/12/06 .....................................   United States     $   2,904,593    $     2,931,823
      Term Loan B, 4.09 - 4.12%, 3/05/06 ...................................   United States           854,770            862,784
   Newkirk Master LP, Term Loan, 6.079 - 6.475%, 11/24/06 ..................   United States         3,974,088          4,011,345
                                                                                                                  ---------------
                                                                                                                        7,805,952
                                                                                                                  ---------------
   Recreational Products 1.5%
   Amscan Holdings Inc., Term Loan B, 4.591 - 6.25%, 4/30/12 ...............   United States           997,500          1,009,969
   BRP Holdings LP, 4.46%, 12/18/10 ........................................   United States         8,955,000          9,106,116
   PlayPower Inc., Term Loan, 6.37 - 6.48%, 2/07/10 ........................   United States           925,000            931,937
   Pure Fishing Inc., Term Loan B, 4.85 - 5.06%, 9/12/11 ...................   United States         1,492,500          1,514,544
   Riddell Bell Holdings Inc., Term Loan B, 4.75%, 9/28/11 .................   United States         1,000,000          1,016,250
   True Temper Sports Inc., Term Loan, 4.21 - 6.25%, 3/15/11 ...............   United States         5,875,909          5,729,952
                                                                                                                  ---------------
                                                                                                                       19,308,768
                                                                                                                  ---------------
   Restaurants .6%
   CKE Restaurants Inc., Term Loan, 4.875%, 4/30/09 ........................   United States           672,170            686,453
   Denny's Inc., Term Loan B, 4.16%, 9/27/09 ...............................   United States         1,000,000          1,022,188
   Dominos Inc., Term Loan, 4.25%, 6/25/10 .................................   United States         2,523,014          2,574,264
   Jack In The Box Inc., Term Loan B, 4.02 - 4.51%, 12/19/10 ...............   United States         2,977,500          3,020,302
                                                                                                                  ---------------
                                                                                                                        7,303,207
                                                                                                                  ---------------
   Semiconductors .2%
   Fairchild Semiconductor Corp., Term Loan, 4.188%, 6/19/08 ...............   United States         2,962,500          3,002,310
                                                                                                                  ---------------
   Services to the Health Industry .5%
   Accredo Health Inc., Term Loan B, 3.71%, 8/02/11 ........................   United States         3,990,000          4,019,925
   Quintiles Transnational Corp., Term Loan B, 6.23%, 9/25/09 ..............   United States         1,683,000          1,705,089
   Sterigenics International Inc., Term Loan B, 4.86%, 6/08/11 .............   United States           997,500          1,009,969
                                                                                                                  ---------------
                                                                                                                        6,734,983
                                                                                                                  ---------------
   Specialty Stores .3%
   Pantry Inc., Term Loan, 4.21%, 3/12/11 ..................................   United States         2,459,377          2,497,365
   Petco Animal Supplies Inc., Term Loan D, 4.46%, 10/02/08 ................   United States         1,561,558          1,585,957
                                                                                                                  ---------------
                                                                                                                        4,083,322
                                                                                                                  ---------------
   Specialty Telecommunications .6%
   D&E Communications Inc., Term Loan B, 4.50 - 6.50%, 12/31/11 ............   United States         2,332,251          2,366,507
   GCI Holdings Inc., Term Loan, 4.27%, 10/31/07 ...........................   United States         2,384,777          2,411,010
(a)Pacific Crossing Ltd., Term Loan B, 5.50%, 7/28/06 ......................   United States        21,149,553          1,057,478
   Valor Telecom,
      First Lien Term Loan, 4.29 - 4.37%, 6/30/07 ..........................   United States         1,911,394          1,911,394
      Term Loan B, 4.20%, 6/30/08 ..........................................   United States           196,081            196,081
                                                                                                                  ---------------
                                                                                                                        7,942,470
                                                                                                                  ---------------


                                         Quarterly Statement of Investments | 15

FRANKLIN FLOATING RATE TRUST

---------------------------------------------------------------------------------------------------------------------------------
                                                                                 COUNTRY        PRINCIPAL AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------------------
   Senior Floating Rate Interests (cont.)
   Steel .4%
   Copperweld Holding Co., Term Loan, 6.451%, 12/17/11 .....................   United States     $   5,290,404    $     5,025,884
                                                                                                                  ---------------
   Tobacco .2%
   Commonwealth Brands Inc., Term Loan, 6.00%, 8/22/07 .....................   United States         1,937,083          1,963,718
                                                                                                                  ---------------
   Trucking .3%
   Comcar Industries, Term Loan B, 6.91 - 8.75%, 12/31/09 ..................   United States         2,487,500          2,473,172
   Flexi-Van Leasing Inc., Term Loan B, 3.98 - 4.07%, 9/20/07 ..............   United States           746,488            750,220
   Kenan Advantage, Term Loan, 5.475%, 6/30/10 .............................   United States           997,500          1,008,722
                                                                                                                  ---------------
                                                                                                                        4,232,114
                                                                                                                  ---------------
   Wholesale Distributors .4%
   Interline Brands, Term Loan B, 5.46 - 5.475%, 11/30/09 ..................   United States         2,812,500          2,845,898
   National Waterworks Inc., Term Loan B, 4.34%, 11/22/09 ..................   United States           933,673            944,567
   Nebraska Book Co., Term Loan C, 4.67%, 3/04/11 ..........................   United States           995,000          1,003,079
                                                                                                                  ---------------
                                                                                                                        4,793,544
                                                                                                                  ---------------
   Wireless Communications 2.0%
   AAT Communications Corp., Term Loan B, 4.46 - 4.64%, 12/31/11 ...........   United States         3,000,000          3,041,250
   Dobson Cellular Systems Inc., Term Loan, 5.36 - 5.41%, 3/31/10 ..........   United States         3,636,885          3,627,567
   Nextel Finance (Nextel Communications Inc.), Term Loan E, 4.188%,
     12/15/10 ..............................................................   United States         1,588,000          1,594,419
   Nextel Partners Inc., Term Loan C, 4.313%, 5/31/11 ......................   United States         6,500,000          6,610,364
   SBA Communications Corp., Term Loan, 5.37 - 5.62%, 10/31/08 .............   United States         7,976,923          8,059,189
   SpectraSite Communications Inc.,
      Term Loan A, 4.106 - 4.12%, 6/30/07 ..................................   United States         1,710,023          1,714,565
      Term Loan C, 3.87%, 2/22/07 ..........................................   United States           995,909            998,737
                                                                                                                  ---------------
                                                                                                                       25,646,091
                                                                                                                  ---------------
   Total Senior Floating Rate Interests (Cost $1,124,080,299)                                                       1,068,967,552
                                                                                                                  ---------------
   Asset-Backed Securities .6%
(c)Ares IV, 1A, D2, 144A, 7.919%, 12/22/12 .................................   Cayman Islands        1,400,000          1,166,760
(c)Centurion CDO II Ltd., 1A, D2, 144A, 7.68%, 11/12/12 ....................   Cayman Islands        2,500,000          2,282,000
(c)Clydesdale CLO Ltd., 2001-1A, D1, 144A, 8.133%, 3/22/13 .................   Cayman Islands        2,000,000          1,951,800
(c)First Dominion Funding II, 1A, D2, 144A, 7.31%, 4/25/14 .................   Cayman Islands        3,000,000          2,323,200
                                                                                                                  ---------------
   Total Asset-Backed Securities (Cost $8,770,415)                                                                      7,723,760
                                                                                                                  ---------------

                                                                                                ---------------
                                                                                                SHARES/WARRANTS
                                                                                                ---------------
   Common Stocks and Warrants .7%
   Auto Parts: Original Equipment Manufacturer
(d)Exide Technologies., wts., 3/18/06 ......................................   United States            74,278                 --
                                                                                                                  ---------------
   Commercial Printing/Forms
(d)Vertis Holdings Inc., wts., 6/30/11 .....................................   United States            39,812                 --
                                                                                                                  ---------------


16 | Quarterly Statement of Investments

FRANKLIN FLOATING RATE TRUST

---------------------------------------------------------------------------------------------------------------------------------
                                                                                 COUNTRY        SHARES/WARRANTS        VALUE
---------------------------------------------------------------------------------------------------------------------------------
   Common Stocks and Warrants (cont.)
   Specialty Telecommunications
(d)IDT Corp. ...............................................................   United States            53,428    $       738,375
(d)Global Crossing Ltd. ....................................................   United States             2,684             37,415
                                                                                                                  ---------------
                                                                                                                          775,790
                                                                                                                  ---------------
   Steel
(d)Copperweld Holding Co., A ...............................................   United States               242                 --
(d)Copperweld Holding Co., B ...............................................   United States             1,741                 --
                                                                                                                  ---------------
                                                                                                                               --
                                                                                                                  ---------------
   Wireless Communications .7%
(d)Arch Wireless Inc. ......................................................   United States           253,746          7,254,598
(d)Leap Wireless International Inc. ........................................   United States            38,068            767,070
(d)Teligent Inc. ...........................................................   United States               115            690,000
                                                                                                                  ---------------
                                                                                                                        8,711,668
                                                                                                                  ---------------
   Total Common Stocks and Warrants (Cost $6,315,654)                                                                   9,487,458
                                                                                                                  ---------------
   Total Long Term Investments (Cost $1,160,614,826)                                                                1,106,739,187
                                                                                                                  ---------------
   Short Term Investments (Cost $186,581,250) 14.5%
   Money Fund
(e)Franklin Institutional Fiduciary Trust Money Market Portfolio ...........   United States       186,581,250        186,581,250
                                                                                                                  ---------------
   Total Investments (Cost $1,347,196,076) 100.4% ..........................                                        1,293,320,437
   Other Assets, less Liabilities (.4)% ....................................                                           (5,624,435)

                                                                                                                  ---------------
   Net Assets 100.0% .......................................................                                      $ 1,287,696,002
                                                                                                                  ===============

(a)   Defaulted security.

(b)   Security purchased on a delayed delivery basis.

(c)   See Note 2 regarding restricted securities.

(d)   Non-income producing.

(e) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.

Glossary of Terms

CDO - Collateralized Debt Obligation
CLO - Collateralized Loan Obligation
DIP - Debtor-in-Possession
L/C - Line of Credit
LLC - Limited Liability Corp.
LP  - Limited Partnership
PIK - Payment-in-Kind


Quarterly Statement of Investments | See Notes to Statement of Investments. | 17

                       This page intentionally left blank.


18 | Quarterly Statement of Investments

FRANKLIN FLOATING RATE TRUST

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

The Franklin Floating Rate Trust (the Fund) is registered under the Investment Company Act of 1940 as a non-diversified, closed-end, continuously offered investment company. The Fund seeks current income and preservation of capital.

1.    INCOME TAXES

At October 31, 2004, the unrealized appreciation (depreciation) based on the cost of investments for income tax purposes was as follows:

Cost of investments ........................................    $ 1,347,836,200
                                                                ===============
Unrealized appreciation ....................................    $    20,657,633
Unrealized depreciation ....................................        (75,173,396)
                                                                ---------------
Net unrealized appreciation (depreciation) .................    $   (54,515,763)
                                                                ===============

2.    RESTRICTED SECURITIES

At October 31, 2004, the Fund held investments in restricted and illiquid securities that were valued under approved methods by the Trustees, as follows:

-------------------------------------------------------------------------------------------------------
PRINCIPAL AMOUNT    ISSUER                                         DATE           COST          VALUE
-------------------------------------------------------------------------------------------------------
$ 1,400,000         Ares IV, 1A, D2, 144A, 7.919%,
                      12/22/12 .................................  11/14/00    $ 1,400,000   $ 1,166,760
  2,500,000         Centurion CDO II Ltd., 1A, D2, 144A,
                      7.68%, 11/12/12 ..........................  11/07/00      2,500,000     2,282,000
  2,000,000         Clydesdale CLO Ltd., 2001-1A, D1, 144A,
                      8.133%, 3/22/13 ..........................  5/23/01       1,880,000     1,951,800
  3,000,000         First Dominion Funding II, 1A, D2, 144A,
                      7.31%, 4/25/14 ...........................  5/03/99       2,990,415     2,323,200
                                                                                            -----------
Total Restricted Securities (.60% of Net Assets) ........................................   $ 7,723,760
                                                                                            ===========

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                                         Quarterly Statement of Investments | 19

Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FRANKLIN FLOATING RATE TRUST

By /S/JIMMY D. GAMBILL
   ---------------------
      Chief Executive Officer - Finance and Administration
Date    December 16, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   ---------------------
      Chief Executive Officer - Finance and Administration
Date    December 16, 2004


By /S/GALEN G. VETTER
   ---------------------
      Chief Financial Officer
Date    December 16, 2004








                                Exhibit A

I, Jimmy D. Gambill, certify that:

     1. I have reviewed this report on Form N-Q of Franklin Floating Rate Trust;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

December 16, 2004

/s/JIMMY D. GAMBILL
Chief Executive Officer - Finance and Administration



I, Galen G. Vetter, certify that:

     1. I have reviewed this report on Form N-Q of Franklin Floating Rate Trust;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

December 16, 2004


/s/GALEN G. VETTER
Chief Financial Officer